Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Summary of Bank's Provisions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of other provisions [line items]
Beginning Balance	$ 2,632
Additions	844
Amounts used	(2,764)
Release of unused amounts	(70)
Foreign currency translation adjustments and other	41
Ending balance before allowance for credit losses for off-balance sheet instruments	683
Add: Allowance for credit losses	9,745	$ 9,141	$ 8,189
Balance as at October 31, 2024	1,735
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning Balance	236
Additions	701
Amounts used	(492)
Release of unused amounts	(15)
Foreign currency translation adjustments and other	(12)
Ending balance before allowance for credit losses for off-balance sheet instruments	418
Litigation and other [Member]
Disclosure of other provisions [line items]
Beginning Balance	2,396
Additions	143
Amounts used	(2,272)
Release of unused amounts	(55)
Foreign currency translation adjustments and other	53
Ending balance before allowance for credit losses for off-balance sheet instruments	265
Off balance sheet instruments [Member]
Disclosure of other provisions [line items]
Add: Allowance for credit losses	$ 1,052